3941\003\CMICKELSON\1376183.2
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    September 30, 2006
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:

Mark B. Friedman         Mill Valley, CA          October 26, 2006

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      51

Form 13F Information Table Value Total:      $103,717 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER     TITLE   CUSIP     VALUE    SHARES        INV  OTH  VOTING AUTH
                   OF                X1000                  .    ER
                   CLASS                                    DIS  MGR
                                                            C.
                                                                      SOLE                       SH  NON
                                                                                                 R   E

Abercrombie &      CL A    00289620  5,072    73,000        SOL       73,000
Fitch Co.                  7                                E
Aspect Medical     COMMON  04523510  968      56,700        SOL       56,700
Systems Inc.               8                                E
Avigen Inc.        COMMON  05369010  1,478    285,812       SOL       285,812
                           3                                E
Axyonyx            COMMON  05461r10  233      258,700       SOL       258,700
                           1                                E
BALLY TECHNOLOGIES COMMON  05874B10  3,847    218,600       SOL       218,600
                           7                                E
Blockbuster Inc.   CL A    09367910  2,319    603,285       SOL       603,285
                           8                                E
CPI Aerostructures COM     12591930  60       12,700        SOL       12,700
Inc                NEW     8                                E
Churchill Downs    COMMON  17148410  10,740   255,358       SOL       255,358
Inc.                       8                                E
CuraGen Corp.      COMMON  23126R10  2,479    720,747       SOL       720,747
                           1                                E
Cytokinetics Inc.  COMMON  23282W10  2,217    344,800       SOL       344,800
                           0                                E
DECKERS OUTDOOR    COMMON  24353710  473      10,000        SOL       10,000
                           7                                E
Dialog             SPONSO  25250P10  562      362,600       SOL       362,600
Semiconductor      RED     8                                E
                   ADR
Discovery Holding  CL A    25468Y10  90       6,240         SOL       6,240
Co.                COMMON  7                                E
Dow Chemical Co.   COMMON  26054310  5,457    140,000       SOL       140,000
                           3                                E
EP Medsystems Inc. COMMON  26881P10  516      337,400       SOL       337,400
                           3                                E
EV3 Inc.           COMMON  26928A20  1,986    116,738       SOL       116,738
                           0                                E
Exelixis Inc.      COMMON  30161Q10  2,057    236,200       SOL       236,200
                           4                                E
Finish Line Inc.   CL A    31792310  1,434    113,634       SOL       113,634
                           0                                E
Genesco Inc.       COMMON  37153210  3,282    95,200        SOL       95,200
                           2                                E
Huntsman Corp.     COMMON  44701110  1,933    106,200       SOL       106,200
                           7                                E
Infocus Corp       COMMON  45665B10  788      277,374       SOL       277,374
                           6                                E
Kohl's Corp.       COMMON  50025510  4,479    69,000        SOL       69,000
                           5                                E
Liberty Global     COM     53055510  88       3,400         SOL       3,400
Inc.               SER A   1                                E
Liberty Global     COM     53055530  86       3,448         SOL       3,448
Inc.               SER C   9                                E
Liberty Media      INT     53071m10  318      15,600        SOL       15,600
Holding Corp       COM     4                                E
                   SER A
Liberty Media      CAP     53071m30  261      3,120         SOL       3,120
Holding Corp       COM     2                                E
                   SER A
MI Developments    CL A    55304X10  1,881    51,800        SOL       51,800
Inc                SUB     4                                E
                   VTG
MTR GAMING         COMMON  55376910  1,402    149,311       SOL       149,311
                           0                                E
Magna Ent Corp.    CL A    55921110  10,394   2,216,17      SOL       2,216,177
                           7                  7             E
Microsoft Corp.    COMMON  59491810  415      15,200        SOL       15,200
                           4                                E
Multimedia Games   COMMON  62545310  1,660    182,777       SOL       182,777
Inc                        5                                E
National           COMMON  63764010  1,012    43,000        SOL       43,000
Seminconductor             3                                E
Corp
Newfield Expl. Co  COMMON  65129010  1,156    30,000        SOL       30,000
                           8                                E
North Am.          COMMON  65715D10  296      233,374       SOL       233,374
Scientific Inc.            0                                E
Novell Inc.        COMMON  67000610  1,267    207,000       SOL       207,000
                           5                                E
Omnicare Inc.      COMMON  68190410  1,724    40,000        SOL       40,000
                           8                                E
PLX Technology     COMMON  69341710  1,133    109,300       SOL       109,300
Inc.                       7                                E
Penwest Pharm.     COMMON  70975410  3,818    229,300       SOL       229,300
                           5                                E
Polymedica Corp.   COMMON  73173810  4,189    97,840        SOL       97,840
                           0                                E
Saks Inc.          COMMON  79377W10  1,382    80,000        SOL       80,000
                           8                                E
SEQUENOM           COMMON  81733740  47       21,733        SOL       21,733
                           5                                E
SERVICES           COMMON  81762810  445      50,000        SOL       50,000
ACQUISITION CORP           0                                E
Skechers USA Inc.  CL A    83056610  4,373    186,000       SOL       186,000
                           5                                E
Sothebys Holdings  CL A    83589810  4,275    132,600       SOL       132,600
Inc.                       7                                E
Stratus Properties COM     86316720  690      21,321        SOL       21,321
Inc.               NEW     1                                E
Synplicity Inc.    COMMON  87160Y10  2,980    465,567       SOL       465,567
                           8                                E
3Com Corp          COMMON  88553510  248      56,128        SOL       56,128
                           4                                E
Topps Inc.         COMMON  89078610  659      73,600        SOL       73,600
                           6                                E
Trump              COMMON  89816T10  1,474    86,900        SOL       86,900
Entertainment              3                                E
Resorts Inc.
Westlake Chemical  COMMON  96041310  2,945    92,000        SOL       92,000
Corp                       2                                E
YouBet Com Inc.    CL A    98741310  629      170,000       SOL       170,000
                           1                                E

